Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 1,831,649	$ 1,148,475	$ 3,050,316	$ 1,983,227	$ 4,301,563	$ 3,019,407	$ 2,521,579
Cost of revenues	1,279,274	1,085,633	2,349,294	1,908,685	3,928,993	3,117,411	3,516,189
Gross profit	552,375	62,842	701,022	74,542	372,570	(98,004)	(994,610)
Operating expenses:
Research and development	455,570	526,730	950,597	1,050,241	2,111,947	2,073,661	1,166,553
General and administrative	1,384,123	1,393,495	2,961,374	2,329,652	4,502,424	4,439,170	3,445,998
Sales and marketing	446,468	376,281	831,955	715,849	1,398,786	1,574,088	715,966
Total operating expenses	2,286,161	2,296,506	4,743,926	4,095,742	8,013,157	8,086,919	5,328,517
Loss from operations	(1,733,786)	(2,233,664)	(4,042,904)	(4,021,200)	(7,640,587)	(8,184,923)	(6,323,127)
Other (expense) income:
Interest expense	(389,319)	(1,082,797)	(1,683,308)	(1,947,778)	(4,701,028)	(1,314,234)	(792,415)
Interest income	744		1,354			117	763
Debt conversion costs	(6,849,830)		(6,849,830)
Change in fair value of warrant liability	(170,000)	1,456,000	5,129,000	3,036,000	7,538,000	(10,388,000)	(2,026,000)
Loss on debt and warrant restructuring					(1,862,012)
Qualifying Therapeutic Discovery Project Grant							733,438
Total other (expense) income	(7,408,405)	373,203	(3,402,784)	1,088,222	974,960	(11,702,117)	(2,084,214)
Loss before income taxes	(9,142,191)	(1,860,461)	(7,445,688)	(2,932,978)	(6,665,627)	(19,887,040)	(8,407,341)
Income tax provision (benefit)			(663,900)		(663,900)
Net income (loss)	$ (9,142,191)	$ (1,860,461)	$ (6,781,788)	$ (2,932,978)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Basic net income (loss) per share	$ (2.29)	$ (1.38)	$ (2.54)	$ (2.19)	$ (4.97)	$ (15.61)	$ (6.71)
Diluted net loss per share	$ (2.29)	$ (2.32)	$ (4.46)	$ (4.20)	$ (10.55)	$ (15.61)	$ (6.71)
Basic Weighted Average Shares Outstanding	3,985,663	1,346,124	2,667,799	1,337,702	1,342,174	1,274,153	1,253,231
Diluted Weighted Average Shares Outstanding	3,985,663	1,429,735	2,667,799	1,421,313	1,346,161	1,274,153	1,253,231